Net income per share and net income attributable to common stockholders (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net income per share and net income attributable to common stockholders
Net income attributable to X Financial	¥ 1,539,905,765	$ 210,966,225	¥ 1,186,793,974	¥ 811,996,439
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	288,828,371	288,828,371	288,115,969	316,444,826
Basic net income per share | (per share)	¥ 5.33	$ 0.73	¥ 4.12	¥ 2.57
Diluted effects of stock options and RSUs	4,526,300	4,526,300	2,717,245	5,958,561
Weighted average number of ordinary shares used in computing diluted EPS	293,354,671	293,354,671	290,833,214	322,403,387
Diluted net income per share | (per share)	¥ 5.25	$ 0.72	¥ 4.08	¥ 2.52